Schedule of Investments (unaudited)
September 30, 2025
 BrandywineGLOBAL — High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 85.1%
Communication Services — 7.6%
Diversified Telecommunication Services — 1.5%
Altice France SA, Senior Secured Notes	8.125%	2/1/27	$12,915,000	$12,355,977 (a)(b)
Cogent Communications Group LLC/Cogent Finance Inc., Senior Secured Notes	6.500%	7/1/32	44,877,000	43,653,451 (a)
Total Diversified Telecommunication Services				56,009,428
Entertainment — 2.1%
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	29,691,000	30,156,704 (a)
Go Daddy Operating Co. LLC/GD Finance Co. Inc., Senior Notes	5.250%	12/1/27	3,534,000	3,531,891 (a)
Live Nation Entertainment Inc., Senior Notes	5.625%	3/15/26	6,921,000	6,926,938 (a)
Live Nation Entertainment Inc., Senior Secured Notes	6.500%	5/15/27	32,711,000	33,041,247 (a)
Live Nation Entertainment Inc., Senior Secured Notes	3.750%	1/15/28	5,000,000	4,890,784 (a)
ROBLOX Corp., Senior Notes	3.875%	5/1/30	543,000	518,421 (a)
Total Entertainment				79,065,985
Interactive Media & Services — 2.8%
ANGI Group LLC, Senior Notes	3.875%	8/15/28	36,795,000	34,614,896 (a)
GrubHub Holdings Inc., Senior Secured Notes (6.000% Cash and 7.00% PIK)	13.000%	7/31/30	40,223,475	40,345,744 (a)(c)
ZipRecruiter Inc., Senior Notes	5.000%	1/15/30	32,624,000	26,293,610 (a)
Total Interactive Media & Services				101,254,250
Media — 1.2%
Cable One Inc., Senior Notes	4.000%	11/15/30	2,000,000	1,696,461 (a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	19,146,000	17,365,789
LCPR Senior Secured Financing DAC, Senior Secured Notes	6.750%	10/15/27	37,406,000	22,429,001 (a)
Liberty Interactive LLC, Senior Notes	8.500%	7/15/29	12,681,000	2,076,514
Liberty Interactive LLC, Senior Notes	8.250%	2/1/30	7,180,000	1,005,200
Total Media				44,572,965

Total Communication Services				280,902,628
Consumer Discretionary — 14.6%
Automobile Components — 1.2%
Phinia Inc., Senior Notes	6.625%	10/15/32	7,805,000	8,050,998 (a)
ZF North America Capital Inc., Senior Notes	6.750%	4/23/30	38,389,000	37,491,630 (a)
Total Automobile Components				45,542,628
Automobiles — 0.3%
Ford Motor Credit Co. LLC, Senior Notes	3.375%	11/13/25	925,000	923,335
Ford Motor Credit Co. LLC, Senior Notes	6.950%	3/6/26	2,620,000	2,641,159
Winnebago Industries Inc., Senior Secured Notes	6.250%	7/15/28	9,553,000	9,547,719 (a)
Total Automobiles				13,112,213
Broadline Retail — 0.7%
MercadoLibre Inc., Senior Notes	2.375%	1/14/26	2,400,000	2,381,963
QVC Inc., Senior Secured Notes	6.875%	4/15/29	3,692,000	2,013,914 (a)
QVC Inc., Senior Secured Notes	5.450%	8/15/34	40,330,000	21,531,743
Total Broadline Retail				25,927,620
Diversified Consumer Services — 1.1%
Adtalem Global Education Inc., Senior Secured Notes	5.500%	3/1/28	17,276,000	17,233,406 (a)
See Notes to Schedule of Investments.

BrandywineGLOBAL — High Yield Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 BrandywineGLOBAL — High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Diversified Consumer Services — continued
Graham Holdings Co., Senior Notes	5.750%	6/1/26	$22,837,000	$22,853,728 (a)
Total Diversified Consumer Services				40,087,134
Hotels, Restaurants & Leisure — 6.7%
Affinity Interactive, Senior Secured Notes	6.875%	12/15/27	48,089,000	27,597,075 (a)
Allwyn Entertainment Financing UK PLC, Senior Secured Notes	7.875%	4/30/29	36,896,000	38,310,859 (a)
Brightstar Lottery PLC, Senior Secured Notes	6.250%	1/15/27	8,389,000	8,473,427 (a)
Lindblad Expeditions LLC, Senior Secured Notes	7.000%	9/15/30	10,500,000	10,709,108 (a)
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Senior Secured Notes	4.875%	5/1/29	18,291,000	17,792,943 (a)
NCL Corp. Ltd., Senior Notes	5.875%	1/15/31	7,575,000	7,580,170 (a)
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., Senior Secured Notes	6.250%	10/15/30	5,000,000	5,047,707 (a)(d)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	8/31/26	1,134,000	1,138,880 (a)
Travel + Leisure Co., Senior Secured Notes	6.625%	7/31/26	34,947,000	35,228,848 (a)
Vail Resorts Inc., Senior Notes	5.625%	7/15/30	15,098,000	15,201,799 (a)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	17,145,000	17,162,899 (a)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	16,290,000	16,383,065 (a)
Viking Cruises Ltd., Senior Notes	9.125%	7/15/31	22,333,000	23,986,870 (a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	21,639,000	21,596,034 (a)
Total Hotels, Restaurants & Leisure				246,209,684
Household Durables — 2.0%
Adams Homes Inc., Senior Notes	9.250%	10/15/28	25,446,000	26,640,944 (a)
Century Communities Inc., Senior Notes	6.750%	6/1/27	7,517,000	7,519,695
Century Communities Inc., Senior Notes	3.875%	8/15/29	626,000	589,475 (a)
Century Communities Inc., Senior Notes	6.625%	9/15/33	1,825,000	1,842,345 (a)
Dream Finders Homes Inc., Senior Notes	8.250%	8/15/28	26,563,000	27,581,957 (a)
Dream Finders Homes Inc., Senior Notes	6.875%	9/15/30	9,400,000	9,464,766 (a)
Total Household Durables				73,639,182
Specialty Retail — 2.2%
Arko Corp., Senior Notes	5.125%	11/15/29	32,641,000	27,712,995 (a)
EG Global Finance PLC, Senior Secured Notes	12.000%	11/30/28	29,633,000	32,590,255 (a)
Gap Inc., Senior Notes	3.875%	10/1/31	22,110,000	20,199,955 (a)
Total Specialty Retail				80,503,205
Textiles, Apparel & Luxury Goods — 0.4%
Saks Global Enterprises LLC, Second Out Senior Secured Notes	11.000%	12/15/29	26,310,400	13,681,408 (a)
Saks Global Enterprises LLC, Third Out Senior Secured Notes	11.000%	12/15/29	986,640	360,124 (a)
Total Textiles, Apparel & Luxury Goods				14,041,532

Total Consumer Discretionary				539,063,198
Consumer Staples — 0.3%
Tobacco — 0.3%
Turning Point Brands Inc., Senior Secured Notes	7.625%	3/15/32	8,290,000	8,793,203 (a)

Energy — 10.6%
Energy Equipment & Services — 0.3%
WBI Operating LLC, Senior Notes	6.250%	10/15/30	11,750,000	11,750,000 (a)
Oil, Gas & Consumable Fuels — 10.3%
Baytex Energy Corp., Senior Notes	7.375%	3/15/32	18,699,000	18,321,783 (a)
See Notes to Schedule of Investments.

BrandywineGLOBAL — High Yield Fund 2025 Quarterly Report

 BrandywineGLOBAL — High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
BKV Upstream Midstream LLC, Senior Notes	7.500%	10/15/30	$7,750,000	$7,750,316 (a)
California Resources Corp., Senior Notes	7.125%	2/1/26	4,690,000	4,703,169 (a)
Chord Energy Corp., Senior Notes	6.000%	10/1/30	7,000,000	6,955,636 (a)
Civitas Resources Inc., Senior Notes	8.375%	7/1/28	410,000	425,498 (a)
Coronado Finance Pty Ltd., Senior Secured Notes	9.250%	10/1/29	30,965,000	27,287,934 (a)
Coterra Energy Operating Co., Senior Notes	4.375%	3/15/29	2,603,000	2,502,435
Ecopetrol SA, Senior Notes	5.875%	5/28/45	22,579,000	17,285,647
Energean Israel Finance Ltd., Senior Secured Notes	5.375%	3/30/28	14,770,000	14,531,188 (e)
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	7.750%	2/1/28	5,624,000	5,667,918
Howard Midstream Energy Partners LLC, Senior Notes	6.625%	1/15/34	3,000,000	3,060,601 (a)
Kraken Oil & Gas Partners LLC, Senior Notes	7.625%	8/15/29	17,701,000	17,559,327 (a)
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., Senior Notes	6.875%	12/1/32	19,663,000	20,193,311 (a)
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	3,949,000	4,016,453
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	4,780,000	3,753,240
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	678,000	500,342
PBF Holding Co. LLC/PBF Finance Corp., Senior Notes	9.875%	3/15/30	5,816,000	6,100,298 (a)
Permian Resources Operating LLC, Senior Notes	8.000%	4/15/27	9,017,000	9,163,590 (a)
Petroleos Mexicanos, Senior Notes	6.750%	9/21/47	14,090,000	11,637,366
Raizen Fuels Finance SA, Senior Notes	6.250%	7/8/32	6,050,000	5,912,362 (a)
Raizen Fuels Finance SA, Senior Notes	6.700%	2/25/37	11,470,000	11,154,575 (a)
Rockies Express Pipeline LLC, Senior Notes	4.800%	5/15/30	17,229,000	16,834,675 (a)
Saturn Oil & Gas Inc., Senior Secured Notes	9.625%	6/15/29	54,892,000	56,911,331 (a)
SM Energy Co., Senior Notes	6.750%	9/15/26	6,051,000	6,053,381
SM Energy Co., Senior Notes	6.625%	1/15/27	13,169,000	13,174,543
SM Energy Co., Senior Notes	6.500%	7/15/28	9,025,000	9,090,368
Strathcona Resources Ltd., Senior Notes	6.875%	8/1/26	17,703,000	17,727,271 (a)
Teine Energy Ltd., Senior Notes	6.875%	4/15/29	20,375,000	20,121,309 (a)
TGNR Intermediate Holdings LLC, Senior Notes	5.500%	10/15/29	18,424,000	18,042,982 (a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	8/15/29	8,003,000	7,676,322 (a)
Wildfire Intermediate Holdings LLC, Senior Notes	7.500%	10/15/29	11,502,000	11,650,088 (a)
Yinson Bergenia Production BV, Senior Secured Notes	8.498%	1/31/45	3,850,000	4,136,810 (a)
Total Oil, Gas & Consumable Fuels				379,902,069

Total Energy				391,652,069
Financials — 27.5%
Banks — 4.2%
Bank of America Corp., Junior Subordinated Notes (4.375% to 1/27/27 then 5 year Treasury Constant Maturity Rate + 2.760%)	4.375%	1/27/27	3,500,000	3,446,517 (f)(g)
Bank OZK, Subordinated Notes (2.750% to 10/1/26 then 3 mo. Term SOFR + 2.090%)	2.750%	10/1/31	4,350,000	4,055,679 (g)
Citigroup Inc., Junior Subordinated Notes (3.875% to 2/18/26 then 5 year Treasury Constant Maturity Rate + 3.417%)	3.875%	2/18/26	43,463,000	43,109,511 (f)(g)
Citigroup Inc., Junior Subordinated Notes (4.000% to 12/10/25 then 5 year Treasury Constant Maturity Rate + 3.597%)	4.000%	12/10/25	4,000,000	3,989,309 (f)(g)
Home BancShares Inc., Subordinated Notes (3.125% to 1/30/27 then 3 mo. Term SOFR + 1.820%)	3.125%	1/30/32	610,000	551,896 (g)
See Notes to Schedule of Investments.

BrandywineGLOBAL — High Yield Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 BrandywineGLOBAL — High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
JPMorgan Chase & Co., Junior Subordinated Notes (3.650% to 6/1/26 then 5 year Treasury Constant Maturity Rate + 2.850%)	3.650%	6/1/26	$8,340,000	$8,258,725 (f)(g)
PNC Financial Services Group Inc., Junior Subordinated Notes (3.400% to 9/15/26 then 5 year Treasury Constant Maturity Rate + 2.595%)	3.400%	9/15/26	10,218,000	9,932,691 (f)(g)
Popular Inc., Senior Notes	7.250%	3/13/28	4,463,000	4,666,071
Societe Generale SA, Senior Notes	3.625%	3/1/41	9,075,000	6,801,175 (a)
Societe Generale SA, Senior Notes (4.027% to 1/21/42 then 1 year Treasury Constant Maturity Rate + 1.900%)	4.027%	1/21/43	5,225,000	4,067,996 (a)(g)
Societe Generale SA, Subordinated Notes	7.367%	1/10/53	10,352,000	11,350,836 (a)
Texas Capital Bancshares Inc., Subordinated Notes (4.000% to 5/6/26 then 5 year Treasury Constant Maturity Rate + 3.150%)	4.000%	5/6/31	13,148,000	12,960,688 (g)
Wells Fargo & Co., Junior Subordinated Notes (3.900% to 3/15/26 then 5 year Treasury Constant Maturity Rate + 3.453%)	3.900%	3/15/26	14,242,000	14,120,566 (f)(g)
Western Alliance Bancorp, Subordinated Notes (3.000% to 6/15/26 then 3 mo. Term SOFR + 2.250%)	3.000%	6/15/31	26,621,000	25,886,260 (g)
Total Banks				153,197,920
Capital Markets — 2.7%
Bank of New York Mellon Corp., Junior Subordinated Notes (3.750% to 12/20/26 then 5 year Treasury Constant Maturity Rate + 2.630%)	3.750%	12/20/26	7,450,000	7,310,152 (f)(g)
BW Real Estate Inc., Senior Notes (9.500% to 3/30/30 then 5 year Treasury Constant Maturity Rate + 5.402%)	9.500%	3/30/30	10,000,000	10,360,890 (a)(f)(g)
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	26,450,000	24,854,610 (f)(g)
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 6/1/26 then 5 year Treasury Constant Maturity Rate + 3.168%)	4.000%	6/1/26	8,000,000	7,918,848 (f)(g)
CI Financial Corp., Senior Notes	7.500%	5/30/29	19,922,000	21,240,076 (a)
Jefferies Finance LLC/JFIN Co-Issuer Corp., Senior Secured Notes	6.625%	10/15/31	22,348,000	22,514,464 (a)
UBS Group AG, Junior Subordinated Notes (3.875% to 6/2/26 then 5 year Treasury Constant Maturity Rate + 3.098%)	3.875%	6/2/26	5,551,000	5,482,465 (a)(f)(g)
Total Capital Markets				99,681,505
Consumer Finance — 8.1%
Atlanticus Holdings Corp., Senior Notes	9.750%	9/1/30	17,725,000	17,627,532 (a)
Credit Acceptance Corp., Senior Notes	9.250%	12/15/28	27,029,000	28,431,292 (a)
Credit Acceptance Corp., Senior Notes	6.625%	3/15/30	1,500,000	1,505,303 (a)
Encore Capital Group Inc., Senior Secured Notes	9.250%	4/1/29	32,769,000	34,617,499 (a)
Encore Capital Group Inc., Senior Secured Notes	8.500%	5/15/30	14,441,000	15,347,837 (a)
Enova International Inc., Senior Notes	11.250%	12/15/28	44,084,000	46,918,425 (a)
Enova International Inc., Senior Notes	9.125%	8/1/29	9,551,000	10,038,368 (a)
FirstCash Inc., Senior Notes	5.625%	1/1/30	39,083,000	39,058,765 (a)
goeasy Ltd., Senior Notes	4.375%	5/1/26	2,708,000	2,667,493 (a)
goeasy Ltd., Senior Notes	9.250%	12/1/28	13,815,000	14,428,179 (a)
PRA Group Inc., Senior Notes	5.000%	10/1/29	30,225,000	28,093,732 (a)
PROG Holdings Inc., Senior Notes	6.000%	11/15/29	61,084,000	60,040,380 (a)
Total Consumer Finance				298,774,805
Financial Services — 7.9%
Block Inc., Senior Notes	6.000%	8/15/33	2,800,000	2,869,216 (a)
Burford Capital Global Finance LLC, Senior Notes	6.250%	4/15/28	5,540,000	5,554,371 (a)
See Notes to Schedule of Investments.

BrandywineGLOBAL — High Yield Fund 2025 Quarterly Report

 BrandywineGLOBAL — High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Financial Services — continued
Burford Capital Global Finance LLC, Senior Notes	6.875%	4/15/30	$24,552,000	$24,700,993 (a)
Burford Capital Global Finance LLC, Senior Notes	9.250%	7/1/31	500,000	531,908 (a)
Burford Capital Global Finance LLC, Senior Notes	7.500%	7/15/33	5,100,000	5,196,135 (a)
Citadel Finance LLC, Senior Notes	5.900%	2/10/30	4,100,000	4,161,229 (a)
Freedom Funding Center LLC 12 PIK 08/01/37	12.000%	8/1/37	5,000,000	5,000,000 (h)
Freedom Mortgage Corp., Senior Notes	6.625%	1/15/27	22,878,000	22,846,520 (a)
Freedom Mortgage Corp., Senior Notes	12.000%	10/1/28	16,147,000	17,115,820 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	2,190,000	2,298,793 (a)
Jefferson Capital Holdings LLC, Senior Notes	9.500%	2/15/29	47,171,000	49,851,681 (a)
Jefferson Capital Holdings LLC, Senior Notes	8.250%	5/15/30	12,950,000	13,554,700 (a)
Nationstar Mortgage Holdings Inc., Senior Notes	5.000%	2/1/26	8,000,000	8,000,000 (a)
Nationstar Mortgage Holdings Inc., Senior Notes	6.000%	1/15/27	2,771,000	2,771,000 (a)
Nationstar Mortgage Holdings Inc., Senior Notes	5.500%	8/15/28	10,287,000	10,287,000 (a)
Provident Funding Associates LP/PFG Finance Corp., Senior Notes	9.750%	9/15/29	32,833,000	34,720,372 (a)
Rocket Mortgage LLC, Senior Notes	5.250%	1/15/28	2,801,000	2,734,336 (a)
SGUS LLC, Senior Secured Notes	11.000%	12/15/29	13,057,524	12,439,590 (a)
United Wholesale Mortgage LLC, Senior Notes	5.500%	11/15/25	6,500,000	6,501,895 (a)
United Wholesale Mortgage LLC, Senior Notes	5.750%	6/15/27	3,664,000	3,664,830 (a)
United Wholesale Mortgage LLC, Senior Notes	5.500%	4/15/29	47,560,000	46,944,759 (a)
UWM Holdings LLC, Senior Notes	6.250%	3/15/31	9,000,000	8,962,761 (a)
Total Financial Services				290,707,909
Insurance — 4.4%
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, Senior Secured Notes	7.125%	5/15/31	20,787,000	21,595,094 (a)
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Senior Notes	8.125%	2/15/32	39,909,000	41,441,426 (a)
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Senior Secured Notes	7.250%	2/15/31	13,824,000	14,243,572 (a)
Panther Escrow Issuer LLC, Senior Secured Notes	7.125%	6/1/31	30,577,000	31,825,092 (a)
Ryan Specialty LLC, Senior Secured Notes	5.875%	8/1/32	53,264,000	53,900,025 (a)
Total Insurance				163,005,209
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Rithm Capital Corp., Senior Notes	8.000%	4/1/29	7,891,000	8,083,043 (a)
Rithm Capital Corp., Senior Notes	8.000%	7/15/30	525,000	537,918 (a)
Total Mortgage Real Estate Investment Trusts (REITs)				8,620,961

Total Financials				1,013,988,309
Health Care — 5.9%
Biotechnology — 0.7%
Fortrea Holdings Inc., Senior Secured Notes	7.500%	7/1/30	26,407,000	25,038,861 (a)
Health Care Equipment & Supplies — 0.6%
Embecta Corp., Senior Secured Notes	5.000%	2/15/30	705,000	668,283 (a)
Embecta Corp., Senior Secured Notes	6.750%	2/15/30	15,860,000	15,477,615 (a)
Medline Borrower LP, Senior Secured Notes	3.875%	4/1/29	6,094,000	5,881,801 (a)
Total Health Care Equipment & Supplies				22,027,699
Health Care Providers & Services — 2.2%
Centene Corp., Senior Notes	4.625%	12/15/29	13,203,000	12,809,963
See Notes to Schedule of Investments.

BrandywineGLOBAL — High Yield Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 BrandywineGLOBAL — High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care Providers & Services — continued
Centene Corp., Senior Notes	2.500%	3/1/31	$3,950,000	$3,405,054
Molina Healthcare Inc., Senior Notes	6.250%	1/15/33	23,820,000	24,106,293 (a)
Owens & Minor Inc., Senior Notes	6.625%	4/1/30	23,399,000	19,326,170 (a)
Star Parent Inc., Senior Secured Notes	9.000%	10/1/30	20,989,000	22,215,660 (a)
Total Health Care Providers & Services				81,863,140
Life Sciences Tools & Services — 1.5%
Charles River Laboratories International Inc., Senior Notes	3.750%	3/15/29	19,375,000	18,364,977 (a)
Charles River Laboratories International Inc., Senior Notes	4.000%	3/15/31	6,571,000	6,124,510 (a)
IQVIA Inc., Senior Notes	5.000%	10/15/26	25,350,000	25,341,758 (a)
IQVIA Inc., Senior Notes	6.250%	6/1/32	6,250,000	6,433,694 (a)
Total Life Sciences Tools & Services				56,264,939
Pharmaceuticals — 0.9%
Mylan Inc., Senior Notes	5.200%	4/15/48	6,310,000	5,174,054
Organon & Co./Organon Foreign Debt Co-Issuer BV, Senior Secured Notes	6.750%	5/15/34	22,307,000	21,417,767 (a)
Viatris Inc., Senior Notes	3.850%	6/22/40	7,783,000	5,938,297
Total Pharmaceuticals				32,530,118

Total Health Care				217,724,757
Industrials — 6.2%
Aerospace & Defense — 1.0%
TransDigm Inc., Senior Secured Notes	6.750%	8/15/28	19,370,000	19,763,385 (a)
TransDigm Inc., Senior Secured Notes	6.375%	3/1/29	17,358,000	17,768,534 (a)
Total Aerospace & Defense				37,531,919
Building Products — 0.5%
AmeriTex HoldCo Intermediate LLC, Senior Secured Notes	7.625%	8/15/33	8,000,000	8,333,868 (a)
EMRLD Borrower LP/Emerald Co-Issuer Inc., Senior Secured Notes	6.625%	12/15/30	9,988,000	10,279,640 (a)
Total Building Products				18,613,508
Commercial Services & Supplies — 0.3%
Matthews International Corp., Secured Notes	8.625%	10/1/27	8,750,000	9,049,215 (a)
Construction & Engineering — 1.1%
Brundage-Bone Concrete Pumping Holdings Inc., Senior Secured Notes	7.500%	2/1/32	41,033,000	41,492,816 (a)
Electrical Equipment — 0.9%
Regal Rexnord Corp., Senior Notes	6.050%	2/15/26	10,795,000	10,848,708
WESCO Distribution Inc., Senior Notes	7.250%	6/15/28	20,831,000	21,119,405 (a)
Total Electrical Equipment				31,968,113
Machinery — 0.7%
Manitowoc Co. Inc., Secured Notes	9.250%	10/1/31	10,183,000	10,696,861 (a)
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	14,135,000	14,163,793
Total Machinery				24,860,654
Passenger Airlines — 0.9%
Allegiant Travel Co., Senior Secured Notes	7.250%	8/15/27	16,429,000	16,647,303 (a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	6,889,000	6,930,605 (a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	10,547,000	10,539,871 (a)
Total Passenger Airlines				34,117,779
Professional Services — 0.3%
Concentrix Corp., Senior Notes	6.850%	8/2/33	10,721,000	11,133,507
See Notes to Schedule of Investments.

BrandywineGLOBAL — High Yield Fund 2025 Quarterly Report

 BrandywineGLOBAL — High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Trading Companies & Distributors — 0.5%
Boise Cascade Co., Senior Notes	4.875%	7/1/30	$19,704,000	$19,316,245 (a)

Total Industrials				228,083,756
Information Technology — 4.3%
Communications Equipment — 0.7%
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	11,127,000	11,712,890 (a)
Nokia oyj, Senior Notes	6.625%	5/15/39	13,065,000	13,755,512
Total Communications Equipment				25,468,402
IT Services — 1.1%
Sabre GLBL Inc., Senior Secured Notes	10.750%	11/15/29	27,089,000	26,280,362 (a)
Sabre GLBL Inc., Senior Secured Notes	11.125%	7/15/30	14,989,000	14,534,833 (a)
Total IT Services				40,815,195
Semiconductors & Semiconductor Equipment — 0.2%
Qorvo Inc., Senior Notes	3.375%	4/1/31	9,920,000	9,123,149 (a)
Software — 2.3%
Central Parent Inc./CDK Global Inc., Senior Secured Notes	7.250%	6/15/29	34,637,000	29,954,251 (a)
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., Senior Secured Notes	8.000%	6/15/29	7,105,000	6,270,206 (a)
Fair Isaac Corp., Senior Notes	5.250%	5/15/26	7,968,000	7,976,058 (a)
Fair Isaac Corp., Senior Notes	4.000%	6/15/28	14,333,000	13,956,383 (a)
Fair Isaac Corp., Senior Notes	6.000%	5/15/33	19,525,000	19,816,765 (a)
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., Senior Notes	3.875%	2/1/29	6,745,000	6,401,260 (a)
Total Software				84,374,923

Total Information Technology				159,781,669
Materials — 5.5%
Chemicals — 2.6%
Braskem Netherlands Finance BV, Senior Notes	8.500%	1/12/31	3,705,000	1,447,266 (a)
Cerdia Finanz GmbH, Senior Secured Notes	9.375%	10/3/31	32,822,000	34,832,347 (a)
FMC Corp., Senior Notes	4.500%	10/1/49	3,625,000	2,785,587
FMC Corp., Subordinated Notes (8.450% to 11/1/30 then 5 year Treasury Constant Maturity Rate + 4.366%)	8.450%	11/1/55	7,500,000	7,925,767 (g)
Mativ Holdings Inc., Senior Notes	8.000%	10/1/29	50,555,000	50,115,638 (a)
Total Chemicals				97,106,605
Metals & Mining — 2.0%
Algoma Steel Inc., Secured Notes	9.125%	4/15/29	285,000	243,125 (a)
Cleveland-Cliffs Inc., Senior Notes	7.500%	9/15/31	18,362,000	18,939,045 (a)
Cleveland-Cliffs Inc., Senior Notes	7.625%	1/15/34	3,500,000	3,608,710 (a)
Corp. Nacional del Cobre de Chile, Senior Notes	3.700%	1/30/50	500,000	355,708 (a)
Fortescue Treasury Pty Ltd., Senior Notes	5.875%	4/15/30	6,036,000	6,190,727 (a)
Fortescue Treasury Pty Ltd., Senior Notes	4.375%	4/1/31	650,000	621,031 (a)
Mineral Resources Ltd., Senior Notes	8.125%	5/1/27	28,414,000	28,430,792 (a)
Mineral Resources Ltd., Senior Notes	8.000%	11/1/27	16,304,000	16,632,348 (a)
Total Metals & Mining				75,021,486
Paper & Forest Products — 0.9%
Magnera Corp., Senior Secured Notes	4.750%	11/15/29	11,431,000	10,130,072 (a)
See Notes to Schedule of Investments.

BrandywineGLOBAL — High Yield Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 BrandywineGLOBAL — High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Paper & Forest Products — continued
Magnera Corp., Senior Secured Notes	7.250%	11/15/31	$21,947,000	$20,668,368 (a)
Total Paper & Forest Products				30,798,440

Total Materials				202,926,531
Real Estate — 2.0%
Hotel & Resort REITs — 0.5%
RHP Hotel Properties LP/RHP Finance Corp., Senior Notes	4.750%	10/15/27	8,000,000	7,970,436
XHR LP, Senior Secured Notes	4.875%	6/1/29	12,150,000	11,909,589 (a)
Total Hotel & Resort REITs				19,880,025
Real Estate Management & Development — 0.9%
Forestar Group Inc., Senior Notes	5.000%	3/1/28	9,895,000	9,810,063 (a)
Forestar Group Inc., Senior Notes	6.500%	3/15/33	20,712,000	21,205,733 (a)
Total Real Estate Management & Development				31,015,796
Specialized REITs — 0.6%
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	16,925,000	17,225,588 (a)
Millrose Properties Inc., Senior Notes	6.250%	9/15/32	4,750,000	4,765,384 (a)
Total Specialized REITs				21,990,972

Total Real Estate				72,886,793
Utilities — 0.6%
Electric Utilities — 0.6%
Southern California Edison Co., First Mortgage Bonds	4.000%	4/1/47	6,065,000	4,595,321
Southern California Edison Co., First Mortgage Bonds	4.875%	3/1/49	5,000,000	4,233,781
XPLR Infrastructure Operating Partners LP, Senior Notes	8.375%	1/15/31	11,442,000	12,000,141 (a)
Total Electric Utilities				20,829,243
Independent Power and Renewable Electricity Producers — 0.0%††
Long Ridge Energy LLC, Senior Secured Notes	8.750%	2/15/32	1,175,000	1,208,614 (a)

Total Utilities				22,037,857
Total Corporate Bonds & Notes (Cost — $3,136,730,136)				3,137,840,770
Senior Loans — 2.7%
Communication Services — 0.4%
Diversified Telecommunication Services — 0.2%
Numericable U.S. LLC, USD Term Loan B14 (3 mo. Term SOFR + 5.500%)	9.818%	8/15/28	8,029,591	7,788,704 (g)(i)(j)(k)
Interactive Media & Services — 0.2%
TripAdvisor Inc., Initial Term Loan B (1 mo. Term SOFR + 2.750%)	6.913%	7/8/31	7,939,850	7,800,902 (g)(i)(j)

Total Communication Services				15,589,606
Consumer Discretionary — 0.3%
Hotels, Restaurants & Leisure — 0.3%
J&J Ventures Gaming LLC, 2025 Term Loan (1 mo. Term SOFR + 3.500%)	7.663%	4/26/30	11,850,450	11,744,922 (g)(i)(j)

Financials — 0.7%
Financial Services — 0.3%
FNZ Group Entities Ltd., Initial USD Term Loan (3 mo. Term SOFR + 5.000%)	9.321%	11/5/31	12,437,500	10,069,213 (g)(i)(j)
Insurance — 0.4%
Ardonagh Group Finco Pty Ltd., 2025 Term Loan Facility B (3 mo. Term SOFR + 2.750%)	6.752-6.950%	2/15/31	10,696,317	10,665,138 (g)(i)(j)
See Notes to Schedule of Investments.

BrandywineGLOBAL — High Yield Fund 2025 Quarterly Report

 BrandywineGLOBAL — High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Insurance — continued
Truist Insurance Holdings LLC, 2024 Term Loan B (3 mo. Term SOFR + 2.750%)	6.752%	5/6/31	$4,596,774	$4,603,968 (g)(i)(j)
Total Insurance				15,269,106

Total Financials				25,338,319
Health Care — 0.2%
Health Care Providers & Services — 0.2%
Star Parent Inc., Term Loan B (3 mo. Term SOFR + 4.000%)	8.002%	9/27/30	5,643,922	5,650,977 (g)(i)(j)

Information Technology — 0.7%
Communications Equipment — 0.5%
Connect US Finco LLC, Amendment No. 4 Term Loan (1 mo. Term SOFR + 4.500%)	8.663%	9/27/29	18,156,104	17,961,925 (g)(i)(j)(l)
IT Services — 0.2%
Amentum Holdings LLC, Initial Term Loan (1 mo. Term SOFR + 2.250%)	6.413%	9/29/31	6,518,157	6,525,294 (g)(i)(j)

Total Information Technology				24,487,219
Utilities — 0.4%
Independent Power and Renewable Electricity Producers — 0.4%
Long Ridge Energy LLC, Term Loan B (3 mo. Term SOFR + 4.500%)	8.502%	2/19/32	15,920,000	15,614,017 (g)(i)(j)

Total Senior Loans (Cost — $98,035,671)				98,425,060
Convertible Bonds & Notes — 2.0%
Communication Services — 1.4%
Interactive Media & Services — 0.3%
Snap Inc., Senior Notes	0.500%	5/1/30	13,875,000	11,932,500
Media — 1.1%
Cable One Inc., Senior Notes	1.125%	3/15/28	46,155,000	39,508,680

Total Communication Services				51,441,180
Consumer Discretionary — 0.4%
Automobiles — 0.3%
Winnebago Industries Inc., Senior Notes	3.250%	1/15/30	10,591,000	9,510,718
Hotels, Restaurants & Leisure — 0.1%
Airbnb Inc., Senior Notes	0.000%	3/15/26	4,750,000	4,655,000

Total Consumer Discretionary				14,165,718
Financials — 0.2%
Consumer Finance — 0.2%
Encore Capital Group Inc., Senior Notes	4.000%	3/15/29	9,625,000	9,550,197

Real Estate — 0.0%††
Retail REITs — 0.0%††
Federal Realty OP LP, Senior Notes	3.250%	1/15/29	1,000,000	1,018,000 (a)

Total Convertible Bonds & Notes (Cost — $73,953,275)				76,175,095
Asset-Backed Securities — 0.2%
Cogent LLC, 2025-1A A2 (Cost — $5,999,865)	6.646%	4/25/55	6,000,000	6,160,325 (a)
Total Investments before Short-Term Investments (Cost — $3,314,718,947)				3,318,601,250
See Notes to Schedule of Investments.

BrandywineGLOBAL — High Yield Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 BrandywineGLOBAL — High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Short-Term Investments — 7.5%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost — $277,792,485)	4.013%	277,792,485	$277,792,485 (m)(n)
Total Investments — 97.5% (Cost — $3,592,511,432)			3,596,393,735
Other Assets in Excess of Liabilities — 2.5%			90,452,643
Total Net Assets — 100.0%			$3,686,846,378

††	Represents less than 0.1%.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	The coupon payment on this security is currently in default as of September 30, 2025.
(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(d)	Securities traded on a when-issued or delayed delivery basis.
(e)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(f)	Security has no maturity date. The date shown represents the next call date.
(g)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(h)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(i)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(j)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(k)	Security is valued using significant unobservable inputs (Note 1).
(l)	All or a portion of this loan has not settled as of September 30, 2025. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(m)	Rate shown is one-day yield as of the end of the reporting period.
(n)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2025, the total market value of investments in Affiliated Companies was $277,792,485 and the cost was $277,792,485 (Note 2).

Abbreviation(s) used in this schedule:
DAC	—	Designated Activity Company
PIK	—	Payment-In-Kind
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

BrandywineGLOBAL — High Yield Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
BrandywineGLOBAL — High Yield Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

BrandywineGLOBAL — High Yield Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$3,137,840,770	—	$3,137,840,770
Senior Loans:
Communication Services	—	7,800,902	$7,788,704	15,589,606
Other Senior Loans	—	82,835,454	—	82,835,454
Convertible Bonds & Notes	—	76,175,095	—	76,175,095
Asset-Backed Securities	—	6,160,325	—	6,160,325
Total Long-Term Investments	—	3,310,812,546	7,788,704	3,318,601,250
Short-Term Investments†	$277,792,485	—	—	277,792,485
Total Investments	$277,792,485	$3,310,812,546	$7,788,704	$3,596,393,735

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2025. The following transactions were effected in such company for the period ended September 30, 2025.

	Affiliate Value at December 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$176,021,209	$1,164,963,486	1,164,963,486	$1,063,192,210	1,063,192,210

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2025
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$8,614,311	—	$277,792,485

BrandywineGLOBAL — High Yield Fund 2025 Quarterly Report